Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 227,976	$ 204,890	$ 214,109
Interest income	3,236	4,944	5,978
Equity in earnings of equity investees, net of tax	79,046	40,700	19,333
Segment operating (loss)/profit	(109,901)	(99,375)	(66,313)
Interest expense	787	1,030	1,009
Income tax expense/(credit)	4,829	3,274	3,964
Net (loss)/income attributable to the Company	(125,730)	(106,024)	(74,805)
Depreciation/amortization	6,061	4,942	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,235	12,830	6,502
Segment information
Total assets	724,118	465,122
Property, plant and equipment	24,170	20,855
Right-of-use assets	8,016	5,516
Leasehold land	13,121	1,110
Goodwill	3,307	3,112
Other intangible asset	227	275
Investments in equity investees	139,505	98,944
Oncology/Immunology segment
Segment reporting
Revenue from external customers	30,215	26,792	41,233
Other Ventures segment
Segment reporting
Revenue from external customers	197,761	178,098	172,876
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	30,215	26,792	41,233
Interest income	461	322	119
Equity in earnings of equity investees, net of tax	(97)	147	(18,981)
Segment operating (loss)/profit	(175,615)	(127,416)	(102,586)
Income tax expense/(credit)	(73)	260	81
Net (loss)/income attributable to the Company	(175,497)	(127,362)	(102,412)
Depreciation/amortization	5,577	4,510	3,334
Additions to non-current assets (other than financial instruments and deferred tax assets)	23,328	9,910	5,198
Segment information
Total assets	143,322	98,597
Property, plant and equipment	23,008	19,422
Right-of-use assets	4,157	2,445
Leasehold land	13,121	1,110
Investments in equity investees	385	447
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	10,262	16,026	37,648
Interest income	461	322	119
Equity in earnings of equity investees, net of tax	(97)	147	(18,981)
Segment operating (loss)/profit	(183,222)	(133,303)	(104,594)
Income tax expense/(credit)	(240)	260	81
Net (loss)/income attributable to the Company	(182,779)	(133,234)	(104,415)
Depreciation/amortization	5,577	4,510	3,334
Additions to non-current assets (other than financial instruments and deferred tax assets)	23,328	9,910	5,198
Segment information
Total assets	137,594	97,784
Property, plant and equipment	23,008	19,422
Right-of-use assets	4,157	2,445
Leasehold land	13,121	1,110
Investments in equity investees	385	447
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	10,262	16,026	37,648
Interest income	461	322	119
Equity in earnings of equity investees, net of tax	(97)	147	(18,981)
Segment operating (loss)/profit	(119,740)	(111,518)	(99,992)
Income tax expense/(credit)	402	63	39
Net (loss)/income attributable to the Company	(120,096)	(111,308)	(99,783)
Depreciation/amortization	5,458	4,448	3,326
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	8,602	5,133
Segment information
Total assets	127,637	93,332
Property, plant and equipment	22,554	18,907
Right-of-use assets	2,782	1,584
Leasehold land	13,121	1,110
Investments in equity investees	385	447
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Segment operating (loss)/profit	(63,482)	(21,785)	(4,602)
Income tax expense/(credit)	(642)	197	42
Net (loss)/income attributable to the Company	(62,683)	(21,926)	(4,632)
Depreciation/amortization	119	62	8
Additions to non-current assets (other than financial instruments and deferred tax assets)	754	1,308	65
Segment information
Total assets	9,957	4,452
Property, plant and equipment	454	515
Right-of-use assets	1,375	861
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	19,953	10,766	3,585
Segment operating (loss)/profit	7,607	5,887	2,008
Income tax expense/(credit)	167
Net (loss)/income attributable to the Company	7,282	5,872	2,003
Segment information
Total assets	5,728	813
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	197,761	178,098	172,876
Interest income	167	109	141
Equity in earnings of equity investees, net of tax	79,143	40,553	38,314
Segment operating (loss)/profit	83,888	45,255	46,990
Interest expense			62
Income tax expense/(credit)	824	939	1,662
Net (loss)/income attributable to the Company	72,785	41,488	41,372
Depreciation/amortization	292	264	195
Additions to non-current assets (other than financial instruments and deferred tax assets)	817	2,772	584
Segment information
Total assets	231,234	170,891
Property, plant and equipment	688	789
Right-of-use assets	2,582	2,466
Goodwill	3,307	3,112
Other intangible asset	227	275
Investments in equity investees	139,120	98,497
Unallocated
Segment reporting
Interest income	2,608	4,513	5,718
Segment operating (loss)/profit	(18,174)	(17,214)	(10,717)
Interest expense	787	1,030	947
Income tax expense/(credit)	4,078	2,075	2,221
Net (loss)/income attributable to the Company	(23,018)	(20,150)	(13,765)
Depreciation/amortization	192	168	61
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,090	148	$ 720
Segment information
Total assets	349,562	195,634
Property, plant and equipment	474	644
Right-of-use assets	$ 1,277	$ 605